Employee and Director Benefit Programs (Tables)	12 Months Ended
Dec. 31, 2024
Employee and Director Benefit Programs
Change in accumulated benefit obligation
(Dollars in thousands)
	2024	2023

Benefit obligation at beginning of period	$5,268	5,110
Service cost	521	363
Interest cost	101	70
Benefits paid	(464)	(275)

Benefit obligation at end of period	$5,426	5,268

Amounts recognized in the Consolidated Balance Sheet
(Dollars in thousands)
	2024	2023

Benefit obligation	$5,426	5,268
Fair value of plan assets	-	-
(Dollars in thousands)
	2024	2023

Funded status	$(5,426)	(5,268)
Unrecognized prior service cost/benefit	-	-
Unrecognized net actuarial loss	-	-

Net amount recognized	$(5,426)	(5,268)

Unfunded accrued liability	$(5,426)	(5,268)
Intangible assets	-	-

Net amount recognized	$(5,426)	(5,268)

Schedule of net benefit costs
(Dollars in thousands)
	2024	2023	2022

Service cost	$521	363	325
Interest cost	101	70	63

Net periodic cost	$622	433	388

Weighted average discount rate assumption used to determine benefit obligation	5.50%	5.50%	5.50%

Schedule of expected benefit payments
(Dollars in thousands)

Year ending December 31,
2025	$361
2026	455
2027	483
2028	491
2029	530
Thereafter	8,666